EQUIPMENT LOAN (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 23, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 117,917
Debt Instrument, Periodic Payment, Total	$ 3,819
Debt Instrument, Interest Rate During Period	10.00%
Property, Plant and Equipment, Net, Total					$ 322,226	$ 360,920	$ 242,123
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment						216,985	$ 107,522
Equipment Loan [Member]
Short-term Debt [Line Items]
Loans Payable, Total					$ 103,951	113,104
Equipment Loan [Member] | Office Equipment [Member]
Short-term Debt [Line Items]
Property, Plant and Equipment, Net, Total						117,917
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment						$ 4,913
Equipment Loan [Member] | Scenario, Forecast [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal		$ 36,498	$ 39,979	$ 36,627